Stock Plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Based Compensation Expense [Abstract]
Stock-based compensation expense	$ 350	$ 297	$ 301
Stock Plans (Textuals) [Abstract]
Total income tax benefit recognized in the income statement for stock-based compensation arrangements	127	107	105
Restricted Stock Awards [Member]
Stock Based Compensation Expense [Abstract]
Stock-based compensation expense	208	197	176
Stock Plans (Textuals) [Abstract]
Total unrecognized compensation cost	232
Weighted-average remaining vesting period	2 years 1 month 0 days
Stock Option [Member]
Stock Based Compensation Expense [Abstract]
Stock-based compensation expense	23	29	40
Stock Plans (Textuals) [Abstract]
Total unrecognized compensation cost	14
Weighted-average remaining vesting period	1 year 10 months 0 days
Liability-Based Awards [Member]
Stock Based Compensation Expense [Abstract]
Stock-based compensation expense	119	70	83
Performance And Market-Based Stock Options [Member]
Stock Based Compensation Expense [Abstract]
Stock-based compensation expense	$ 0	$ 1	$ 2